Consolidated statement of changes in equity/(deficit) - USD ($) $ in Thousands	Total	Farfetch China Holdings Ltd	Share Capital	Share Capital Farfetch China Holdings Ltd	Share Premium	Share Premium Farfetch China Holdings Ltd	Merger Reserve	Merger Reserve Farfetch China Holdings Ltd	Foreign Exchange Reserve	Foreign Exchange Reserve Farfetch China Holdings Ltd	Other Reserves	Other Reserves Farfetch China Holdings Ltd	Accumulated Losses	Accumulated Losses Farfetch China Holdings Ltd	Equity/(Deficit) Attributable to Owners of the Parent	Equity/(Deficit) Attributable to Owners of the Parent Farfetch China Holdings Ltd	Non- controlling Interest	Non- controlling Interest Farfetch China Holdings Ltd
Beginning balance at Dec. 31, 2019	$ 1,337,832		$ 13,584		$ 878,007		$ 783,529		$ (30,842)		$ 369,275		$ (845,947)		$ 1,167,606		$ 170,226
Changes in equity/(deficit)
(Loss)/profit after tax for the year	(3,315,623)		0		0		0		0		0		(3,333,171)		(3,333,171)		17,548
Other comprehensive (loss)/income	39,816		0		0		0		23,571		15,913		0		39,484		332
Total comprehensive (loss)/income for the year, net of tax	(3,275,807)		0		0		0		23,571		15,913		(3,333,171)		(3,293,687)		17,880
Loss (Gain) on cashflow hedge transferred to inventory	(1,213)		0		0		0		0		(1,213)		0		(1,213)		0
Issue of share capital, net of transaction costs	55,316		584		49,924		0		0		4,808		0		55,316		0
Share-based payment – equity-settled	218,688		0		0		0		0		52,690		165,998		218,688		0
Share-based payment- reverse vesting shares	26,092		0		0		0		0		26,092		0		26,092		0
Acquisition of non-controlling interest	965		0		0		0		0		0		0		0		965
Dividends to non-controlling interests	(20,515)		0		0		0		0		0		0		0		(20,515)
Ending balance at Dec. 31, 2020	(1,658,642)		14,168		927,931		783,529		(7,271)		467,565		(4,013,120)		(1,827,198)		168,556
Changes in equity/(deficit)
(Loss)/profit after tax for the year	1,470,611		0		0		0		0		0		1,466,487		1,466,487		4,124
Other comprehensive (loss)/income	(47,422)		0		0		0		(17,273)		(27,405)		0		(44,678)		(2,744)
Total comprehensive (loss)/income for the year, net of tax	1,423,189		0		0		0		(17,273)		(27,405)		1,466,487		1,421,809		1,380
Loss (Gain) on cashflow hedge transferred to inventory	2,066		0		0		0		0		2,066		0		2,066		0
Issue of share capital, net of transaction costs	333		333		0		0		0		0		0		333		0
Share-based payment – equity-settled	221,113		0		0		0		0		61,282		159,831		221,113		0
Share-based payment- reverse vesting shares	30,191		51		54,626		0		0		(24,486)		0		(30,191)		0
Acquisition of non-controlling interest	(18,514)		0		0		0		0		(11,613)		0		(11,613)		(6,901)	$ 0
Non-controlling interest call/put option	(150,070)	$ (744,163)	0	$ 0	0	$ 0	0	$ 0	0	$ 0	(150,070)	$ (744,163)	0	$ 0	(150,070)	$ (744,163)	0	$ 0
Non-controlling interest arising on purchase of asset	74,240		20		23,767		0		0		0		0		23,787		50,453
Share issued on purchase of subsidiary	4,380		6		4,374		0		0		0		0		4,380		0
Step acquisition	2,434	0	0		0		0		0		0		0		0		2,434
Capital contribution from non-controlling interests, net of transaction costs	474,988		0		0		0		0		488,863		0		488,863		(13,875)
Dividends to non-controlling interests	(23,016)	0	0		0		0		0		0		0		0		(23,016)
Repayment of/Early conversion of convertible loan notes	631,629		653		630,976		0		0		0		0		631,629		0
Other	458		0		0		0		0		(2,519)		0		(2,519)		2,977
Ending balance at Dec. 31, 2021	270,616		15,231		1,641,674		783,529		(24,544)		59,520		(2,386,802)		88,608		182,008
Changes in equity/(deficit)
(Loss)/profit after tax for the year	344,855		0		0		0		0		0		359,287		359,287		(14,432)
Other comprehensive (loss)/income	(21,073)		0		0		0		(12,013)		(8,879)		0		(20,892)		(181)
Total comprehensive (loss)/income for the year, net of tax	323,782		0		0		0		(12,013)		(8,879)		359,287		338,395		(14,613)
Loss (Gain) on cashflow hedge transferred to inventory	(844)		0		0		0		0		(844)		0		(844)		0
Issue of share capital, net of transaction costs	4,499		364		4,135		0		0		0		0		4,499		0
Share-based payment – equity-settled	246,764		0		0		0		0		88,375		158,389		246,764		0
Share-based payment- reverse vesting shares	40,506		14		5,872		0		0		34,620		0		40,506		0
Non-controlling interest arising on purchase of asset	5,493		0		0		0		0		0		0		0		5,493
Dividends to non-controlling interests	(17,764)	$ 0	0		0		0		0		0		0		0		(17,764)
Repayment of/Early conversion of convertible loan notes	34,312		184		34,128		0		0		0		0		34,312		0
Other	(1,743)		0		0		0		0		37		(4,063)		(4,026)		2,283
Ending balance at Dec. 31, 2022	$ 905,621		$ 15,793		$ 1,685,809		$ 783,529		$ (36,557)		$ 172,829		$ (1,873,189)		$ 748,214		$ 157,407